Changes in the Corporation's liability of estimated losses from credit recourses agreements (Detail) (Financial Guarantee Member, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Financial Guarantee Member
Guarantor Obligations [Line Items]
Balance as of beginning of period	$ 58,659	$ 53,729
Valuation Allowances And Reserves Charged To Other Accounts	0	0
Provision	16,153	43,828
Valuation Allowances And Reserves Deductions	(23,139)	(38,898)
Balance as of end of period	$ 51,673	$ 58,659